Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 22, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Snap Interactive, Inc
Entity Central Index Key	0001355839
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-172202), or the Registration Statement, of Snap Interactive, Inc., or the Company, is being filed pursuant to the undertakings in the Registration Statement to update and supplement the information contained in the Registration Statement, which was previously declared effective by the Securities and Exchange Commission, or the SEC, on April 8, 2011, to (i) incorporate certain information from the Company's Annual Report on Form 10-K for the year ended December 31, 2011, or the Annual Report, that was filed with the SEC on March 30, 2012 (ii) incorporate certain information from the Company's Definitive Proxy Statement on Schedule 14A that was filed with the SEC on April 30, 2012 and (iii) update certain other information contained in the Registration Statement. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement. Accordingly, we hereby amend the Registration Statement by filing this Post-Effective Amendment, which relates to the registration of 4,250,000 shares of common stock, par value $0.001 per share, and 2,380,000 shares of common stock issuable upon the exercise of warrants, being registered for resale by the selling stockholders listed herein.
Current Fiscal Year End Date	--12-31
Document Type	POS AM
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 18,722,294
Entity Common Stock, Shares Outstanding		43,730,261

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 2,397,828	$ 3,018,876
Credit card holdback receivable	441,840	239,452
Investments, net	6,481,205	0
Accounts receivable, net	541,762	185,585
Accrued interest receivable	5,907	0
Prepaid expenses	96,815	74,260
Total Current Assets	9,965,357	3,518,173
Furniture, fixtures, equipment and intangible assets, net	578,463	89,506
Other Assets
Note receivable	138,803	0
Security deposits	19,520	18,185
Total Other Assets	158,323	18,185
Total Assets	10,702,143	3,625,864
Current Liabilities
Accounts payable	1,027,841	497,303
Accrued expenses	988,195	456,348
Deferred revenue	3,138,406	1,937,915
Convertible notes payable - related party	0	45,486
Accrued interest - related party	0	24,115
Total Current Liabilities	5,154,442	2,961,167
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.001 par value; 100,000,000 shares authorized, 38,580,261 and 33,210,756 shares issued and outstanding, respectively	38,580	33,211
Additional paid-in capital	11,231,864	2,730,659
Accumulated deficit	(5,722,743)	(2,091,570)
Less: deferred compensation	0	(7,603)
Total Stockholders' Equity	5,547,701	664,697
Total Liabilities and Stockholders' Equity	$ 10,702,143	$ 3,625,864

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	38,580,261	33,210,756
Common stock, shares outstanding	38,580,261	33,210,756

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 19,155,543	$ 6,668,627
Costs and expenses
Programming, Hosting and Technology Expense	2,930,536	1,581,332
Compensation expense	1,633,670	1,108,137
Professional fees	558,136	159,352
Advertising and marketing expense	14,626,963	3,906,317
General and administrative	3,070,178	1,085,322
Total Costs and Expenses	22,819,483	7,840,460
Loss from Operations	(3,663,940)	(1,171,833)
Other Income (Expense)
Interest Expense	(2,418)	(3,732)
Other Income	3,909	12,892
Interest Income	31,276	8,199
Total Other Income/(Expense)	32,767	17,359
Loss Before Provision For Income Taxes	(3,631,173)	(1,154,474)
Provision for Income Taxes	0	(12,596)
Net Loss	$ (3,631,173)	$ (1,167,070)
Net Loss Per Share - Basic and diluted	$ (0.1)	$ (0.04)
Weighted average number of shares outstanding during the period - Basic and diluted	37,619,208	33,053,030

Consolidated Statements of Changes in Shareholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Deferred Compensation
Balance at Dec. 31, 2009	$ 1,675,470	$ 0	$ 32,629	$ 2,568,652	$ (924,500)	$ (1,311)
Balance, (Shares) at Dec. 31, 2009	0	0	32,628,969	0	0	0
Deferred compensation realized	1,311	0	0	0	0	1,311
Stock options granted for services	49,293	0	0	49,293	0	0
Share based compensation	25,243	0	0	25,243	0	0
Shares issued for services to employees	13,053	0	282	12,771	0	0
Shares issued for services to employees, (Shares)	0		281,787	0	0	0
Shares issued for services to third parties	67,397	0	300	74,700	0	(7,603)
Shares issued for services to third party, (Shares)	0		300,000	0	0	0
Net Loss	(1,167,070)	0	0	0	(1,167,070)	0
Balance at Dec. 31, 2010	664,697	0	33,211	2,730,659	(2,091,570)	(7,603)
Balance, (Shares) at Dec. 31, 2010	0	0	33,210,756	0	0	0
Deferred compensation realized	7,603	0	0	0	0	7,603
Stock options granted for services	321,281	0	0	321,281	0	0
Share based compensation	88,710	0	0	88,710	0	0
Shares issued for services to employees	0	0	249	(249)	0	0
Shares issued for services to employees, (Shares)	0	0	248,848	0	0	0
Shares issued for services to third party, (Shares)	0		10,000	0	0	0
Shares issued for services to third party	20,800	0	10	20,790	0	0
Shares and warrants issued for cash ($2/Sh, less stock offering costs)	7,915,700	0	4,250	7,911,450	0	0
Shares and warrants issued for cash ($2/Sh, less stock offering costs), (Shares)	0		4,250,000	0	0	0
Shares issued in exchange for warrants ($2.50/sh, less stock offering costs)	88,125	0	38	88,087	0	0
Shares issued in exchange for warrants ($2.50/sh, less stock offering costs), (Shares)	0		37,500	0	0	0
Shares issued in exchange for convertible note payable	71,959	0	823	71,136	0	0
Shares issued in exchange for convertible note payable, (Shares)	0	0	823,157	0	0	0
Net Loss	(3,631,173)	0	0	0	(3,631,173)	0
Balance at Dec. 31, 2011	$ 5,547,701	$ 0	$ 38,580	$ 11,231,864	$ (5,722,743)	$ 0
Balance, (Shares) at Dec. 31, 2011	0	0	38,580,261	0	0	0

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Statement Of Income and Comprehensive Income [Abstract]
Shares and warrants issued for cash, fair market value	$ 2
Shares issued in exchange for warrants, fair market value	$ 2.5

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net Loss	$ (3,631,173)	$ (1,167,070)
Adjustments to reconcile net loss to net cash (used in) provided by operations
Depreciation/Amortization	51,180	18,674
Amortization of investment premium	8,734	0
Stock based compensation	438,395	156,297
Loss on disposal of assets	453	720
(Increase) Decrease in:
Credit card holdback receivable	(202,388)	(224,456)
Accounts receivable	(356,177)	136,766
Accrued interest paid	(5,907)	0
Prepaid expense	(22,554)	149,111
Security deposit	(1,335)	15,250
Increase (Decrease) in:
Accounts payable and accrued expenses	1,062,381	400,844
Deferred revenue	1,200,491	1,656,866
Accrued interest payable - related party	2,358	2,692
Net Cash (Used in) Provided by Operating Activities	(1,455,542)	1,145,694
Cash Flows From Investing Activities:
Purchase of Fixed Assets and Domain Name	(540,591)	(22,267)
Notes receivable issued to employees	(138,803)	0
Purchase of investments	(6,989,937)	0
Redemption of investments	500,000	0
Net Cash Used In Investing Activities	(7,169,331)	(22,267)
Cash Flows From Financing Activities:
Proceeds from issuance of stock, net of stock offering costs	8,003,825	0
Net Cash Provided By Financing Activities	8,003,825	0
Net Increase in Cash and Cash Equivalents	(621,048)	1,123,427
Cash and Cash Equivalents at Beginning of Year	3,018,876	1,895,449
Cash and Cash Equivalents at End of Year	2,397,828	3,018,876
Supplemental disclosure of cash flow information:
Cash paid for interest	0	860
Cash paid for taxes	4,500	17,275
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes and accrued interest to common stock	$ 71,959	$ 0

Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE 1	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) Organization

Snap Interactive, Inc. (together with its wholly owned subsidiaries, eTwine, Inc. and Snap Mobile Limted, the “Company”) was incorporated under the laws of the State of Delaware on July 19, 2005.  eTwine, Inc. was incorporated under the laws of the State of New York on May 7, 2004.  Snap Mobile Limited is a United Kingdom corporation, and was incorporated on September 10, 2009.

The Company was organized to operate an online dating and social networking website that is proactive in understanding the singles environment.

(B) Principles of Consolidation

The accompanying 2011 and 2010 consolidated financial statements include the accounts of Snap Interactive, Inc. and its wholly owned subsidiaries, eTwine, Inc. and Snap Mobile Limited.  All intercompany accounts have been eliminated upon consolidation.

(C) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”), management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period.  Actual results could differ from those estimates.

Significant estimates in 2011 and 2010 include management’s evaluation for future chargebacks and refunds on subscription revenue, the valuation of stock options and non-cash capital stock issuances, collectability of accounts receivable and the valuation allowance on deferred tax assets.  Management evaluates these estimates on an ongoing basis.  Actual results may differ from these estimates under different assumptions or conditions.

(D) Cash and Cash Equivalents

For purposes of the cash flow statements, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

(E) Income Taxes

The Company accounts for income taxes under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 740, Income Taxes (“ASC 740”).  Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(F) Furniture, Fixtures and Equipment

The Company values furniture, fixtures and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company depreciates software and website costs over a three-year useful life, computer equipment over a five-year useful life, furniture over a seven-year useful life and fixtures, including leasehold improvements, over the term of the lease.

In accordance with ASC No. 360, Property, Plant and Equipment, the Company carries long-lived assets at the lower of the carrying amount or fair value. Impairment is evaluated by estimating future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flow is less than the carrying amount of the assets, an impairment loss is recognized. Fair value, for purposes of calculating impairment, is measured based on estimated future cash flows, discounted at a market rate of interest.

There were no impairment losses recorded during the years ended December 31, 2011 and 2010.

(G) Intangible Assets

In accordance with ASC No. 350, Intangibles, Goodwill and Other, the Company requires that intangible assets with a finite life be amortized over their life and requires that goodwill and intangible assets be reviewed for impairment annually or more frequently if impairment indicators arise.

(H) Stock-Based Compensation

In accordance with ASC No. 718, Compensation – Stock Compensation (“ASC 718”), the Company measures the compensation costs of stock-based compensation arrangements based on the grant date fair value and recognizes the costs in the financial statements over the period during which employees are required to provide services. Stock-based compensation arrangements include stock options, restricted stock plans, performance-based awards, stock appreciation rights and employee stock purchase plans.  As such, compensation cost is measured on the date of grant at their fair value. Compensation amounts concerning stock options, if any, are amortized over the respective vesting periods of the grant.

Equity instruments (“instruments”) issued to persons other than employees are recorded on the basis of the fair value of the instruments, as required by ASC 718.  ASC No. 505, Equity Based Payments to Non-Employees (“ASC 505”), defines the measurement date and recognition period for such instruments.  In general, the measurement date is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete and (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in ASC 505.

(I) Business Segments

The Company operates in one segment, and therefore segment information is not presented.

(J) Income (Loss) Per Share

Basic income (loss) per share is computed based upon the weighted average common shares outstanding as defined by ASC No. 260, Earnings Per Share.  Diluted net income (loss) per share includes the dilutive effects of stock options, warrants and stock equivalents.  To the extent stock options, stock equivalents and warrants are antidilutive, they are excluded from the calculation of diluted income per share.  For the year ended December 31, 2011, 8,162,500 shares issuable upon the exercise of stock options and warrants and 525,555 shares issuable upon the conversion of convertible debt were not included in the computation of diluted loss per share because their inclusion would be antidilutive.  For the year ended December 31, 2010, 6,645,000 shares issuable upon the exercise of stock options and warrants were not included in the computation of loss per share because their inclusion would be antidilutive.

The following table sets forth the computation of basic loss per share:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Net loss for the period	$(3,631,173)	$(1,167,070)

Weighted average number of shares outstanding	37,619,208	33,053,030

Basic loss per share	$(0.10)	$(0.04)

 The following table sets for the computation of diluted loss per share:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Net loss for the period	$(3,631,173)	$(1,167,070)

Weighted average number of shares outstanding	37,619,208	33,053,030
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance	-	-
Warrants and options as of beginning of period	-	-
Weighted average number of common and common equivalent shares	37,619,208	33,053,030

Diluted loss per share	$(0.10)	$(0.04)

(K) Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for accounts receivable, credit card holdback receivable, prepaid expenses, accounts payable, accrued expenses, deferred revenue, accrued interest - related party and convertible notes payable - related party is the approximate fair value based on the short-term maturity of these instruments.

(L) Research and Development

The Company has adopted the provisions of ASC No. 350, Intangibles – Goodwill & Other.  Costs incurred in the planning stage of a website are expensed as research and development expenses while costs incurred in the development stage are capitalized and amortized over the life of the asset, estimated to be five years.  Expenses subsequent to the launch have been expensed as research and development expenses.

(M) Concentration of Credit Risk

At December 31, 2011, accounts receivable of $541,762 consisted of two main types of receivables; receivables from payment processors and receivables from advertising networks.

At December 31, 2011, $477,432 was receivable from payment processors constituting numerous customer charges that occurred prior to the close of the period but not yet remitted by the payment processor to the Company. The settlement of credit card sales typically occurs several days after the date of the charge. The Company generally receives payments from mobile payment processors each month. At December 31, 2011, 33% of accounts receivable was due from one mobile payment processor, 22% was due from one credit card payment processor, 19% was due from a second credit card payment processor and 13% was due from a second mobile payment processor.

At December 31, 2011, $64,330 was receivable primarily from one advertising network.

At times the Company has cash in bank accounts in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The Company had approximately $1,561,947 and $2,052,693 in excess of FDIC insurance limits as of December 31, 2011 and December 31, 2010, respectively. The Company also had a credit card holdback receivable of $441,840 as of December 31, 2011, which was held by payment processors and $248,534 of which was not FDIC insured.

(N) Revenue Recognition

The Company recognizes revenue on arrangements in accordance with ASC No. 605, Revenue Recognition.  In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.

The Company has revenue streams consisting of subscriptions, sales of points and advertisements.

The Company recognizes revenue from monthly premium subscription fees in the month in which the services are used. Revenues are presented net of refunds, credits and known and estimated credit card chargebacks.   During 2011, subscriptions were offered in durations of varying length from one month to six months – generally in one, three, and six month terms. Twelve-month subscriptions were added in February 2012..

Revenues from multi-month subscriptions are recognized over the length of the subscription term rather than when the subscription is purchased. Because a significant amount of the Company’s subscription sales occurred from subscriptions with a term of three or six months, the Company apportions that revenue over the duration of the subscription term even though it is collected in full at the time of purchase. The difference between the gross cash receipts collected and the recognized revenue from those sales during that reporting period will appear as deferred revenue.

The Company also recognized revenue from the direct sale of “points” over two months.  Points could be used in exchange for premium features on our product. Sales of points were discontinued in February 2012.

The Company recognizes advertising revenue as earned on a click-through, impression, and registration or subscription basis.  When a user clicks an advertisement (CPC basis), views an advertisement impression (CPM basis), registers for an external website via an advertisement clicked on through the Company’s application (CPA basis), or clicks on an offer to subscribe to premium features on the Company’s applications, the contract amount is recognized as revenue.

The Company’s payment processors have established routine reserve accounts to secure the performance of the Company’s obligations under its service agreements, which is standard practice within the payment processing industry.  These reserve accounts withhold a small percentage of the Company’s sales in a segregated account in the form of a six-month rolling reserve.  The funds that are withheld each month are returned to the Company on a monthly basis after six months of being held in the reserve account and any remaining funds will be returned to the Company 90 to 180 days following termination of such agreements.  These funds are classified as credit card holdback receivable and totaled $441,840 and $239,452 at December 31, 2011 and December 31, 2010, respectively.

For the years ended December 31, 2011 and 2010, the Company had the following revenues:

	2011	2010

Advertising revenue	$374,175	$254,753
Subscription/points revenue	18,781,368	6,413,874
Total revenue	$19,155,543	$6,668,627

We reserve for potential credit card chargebacks based on our historical experience and knowledge of the industry.  As of December 31, 2011, the Company recorded $61,572 for potential future chargebacks and the amount is included in accrued expenses on the balance sheet.

(O) Programming, Hosting and Technology Expense

Programming, hosting and technology expense includes the expenses associated with the operation of data centers, including labor, consulting, hosting, server, web design and programming expenses.

(P) Reclassification

Certain amounts from prior periods have been reclassified to conform to the current period presentation.

(Q) Advertising and Marketing

Advertising and marketing costs are expensed as incurred.  Advertising and marketing expense was $14,626,963 and $3,906,317 for the years ended  December 31, 2011 and 2010, respectively.

(R) Recent Accounting Pronouncements

In October 2009, the FASB issued an Accounting Standard Update (“ASU”) No. 2009-13 (“ASU 2009-13”), which addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit and modifies the manner in which the transaction consideration is allocated across the separately identified deliverables. ASU 2009-13 significantly expands the disclosure requirements for multiple-deliverable revenue arrangements. ASU 2009-13 is effective for the first annual reporting period beginning on or after June 15, 2010, and may be applied retrospectively for all periods presented or prospectively to arrangements entered into or materially modified after the adoption date. The adoption of ASU 2009-13 on January 1, 2011 did not have a material effect on the Company’s financial statements upon its required adoption.

In January 2010, the FASB issued guidance to amend the disclosure requirements related to recurring and nonrecurring fair value measurements. The guidance requires new disclosures on the transfers of assets and liabilities between Level 1 (quoted prices in active market for identical assets or liabilities) and Level 2 (significant other observable inputs) of the fair value measurement hierarchy, including the reasons and the timing of the transfers. Additionally, the guidance requires a roll forward of activities on purchases, sales, issuance, and settlements of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements). The guidance became effective for the Company with the reporting period beginning January 1, 2010, except for the disclosure on the roll forward activities for Level 3 fair value measurements, which became effective for the Company with the reporting period beginning July 1, 2011. Other than requiring additional disclosures, adoption of this new guidance did not have a material impact on the Company’s financial statements.

In April 2010, the FASB issued ASU No. 2010-13 (“ASU 2010-13”), which amends ASC 718 – Compensation – Stock Compensation (“ASC 718”) to clarify that a stock-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades shall not be considered to contain a market, performance, or service condition. Therefore, such an award is not to be classified as a liability if it otherwise qualifies as equity classification. ASU 2010-13 is effective for fiscal years beginning on or after December 15, 2010, and its adoption did not have a material impact on the Company’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of ASC 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early adoption by public entities is not permitted.  The Company will adopt the methodologies prescribed by this ASU by the date required and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.

The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted.  The amendments do not require any transition disclosures. Due to the recent nature of this pronouncement, the Company is evaluating when it will adopt of ASU 2011-05, but it will adopt the ASU retrospectively by the due date.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other, which simplifies how an entity is required to test goodwill for impairment. This ASU would allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted. This standard is not expected to have a material impact on the Company’s results of operations or financial position.

(S) Investments

ASC 320, “Accounting for Certain Investments in Debt and Equity Securities” (“ASC 320”), as amended and interpreted, requires that at the time of purchase, designation of a security as held-to-maturity, available-for-sale or trading depending on the ability and intent to hold such security to maturity. Securities classified as trading and available-for-sale are reported at fair value, while securities classified as held-to-maturity are reported at amortized cost. Accordingly, all securities held at December 31, 2011 are designated as held-to-maturity and reported at amortized cost.

ASC 320 provides guidance on determining when an investment is other than temporarily impaired. The Company reviews its equity investment portfolio for any unrealized losses that would be deemed other-than-temporary and require the recognition of an impairment loss in income. If the cost of an investment exceeds its fair value, the Company evaluates, among other factors, general market conditions, the duration and extent to which the fair value is less than cost, and the Company’s intent and ability to hold the investments. Management also considers the type of security, related-industry and sector performance, as well as published investment ratings and analyst reports, to evaluate its portfolio. Once a decline in fair value is determined to be other than temporary, an impairment charge is recorded and a new cost basis in the investment is established. If market, industry, and/or investee conditions deteriorate, the Company may incur future impairments. The Company has not recorded any equity investment losses for the year ended December 31, 2011.

Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable Additional Disclosures [Abstract]
Trade and Other Accounts Receivable, Policy [Policy Text Block]
NOTE 2	ACCOUNTS RECEIVABLE

At December 31, 2011 and December 31, 2010, the Company had the following accounts receivable:

	As of December 31, 2011	As of December 31, 2010
Accounts receivable	$541,762	$185,585
Less: Allowance for doubtful accounts	—	—
Accounts receivable, net	$541,762	$185,585

Payments for subscriptions and point purchases typically settle several days after the date of purchase.  As of December 31, 2011, the amount of unsettled transactions from payment processors amounted to $220,272 as compared to $165,991 at December 31, 2010.  These amounts are included in our accounts receivable.

Furniture, Fixtures, Equipment and Intangible Assets	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 3	FURNITURE, FIXTURES, EQUIPMENT AND INTANGIBLE ASSETS

At December 31, 2011 and December 31, 2010, furniture, fixtures, equipment and intangible assets were as follows:

	As of December 31, 2011	As of December 31, 2010

Computer equipment	$143,461	$64,437
Furniture	159,051	32,342
Website domain name	24,938	24,938
Software	7,342	2,701
Website costs	40,500	40,500
Leasehold improvements	329,156	-
Less: accumulated depreciation and amortization	(125,985)	(75,412)
Total equipment and intangibles, net	$578,463	$89,506

Depreciation and amortization expense for the years ended December 31, 2011 and 2010 was $51,180, and $18,674, respectively.

The estimated future amortization and depreciation of intangible and tangible assets is as follows:

Year	Amount

2012	$138,890
2013	135,911
2014	130,862
2015	96,743
2016 and thereafter	76,057
$578,463

Investment in Marketable Securities and Fair Value	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities [Text Block]
NOTE 4	INVESTMENTS IN MARKETABLE SECURITIES AND FAIR VALUE

As of December 31, 2011, the Company invested in marketable securities, which consisted solely of government securities, and are classified as held-to-maturity and carried at amortized cost. The following table summarizes the amortized cost, fair value and weighted-average yield of securities.

	As of December 31, 2011
	Cost	Fair Value	Yield
U.S. Government Securities
Due within one year	$3,506,205	$3,507,640	0.60%
	-	-	-
	$3,506,205	$3,507,640

As of December 31, 2011, the Company invested in time deposits.  The following table summarizes the balances outstanding, fair value and weighted average yield for time deposits.

	As of December 31, 2011
	Cost	Fair Value	Yield
Certificates of Deposit
Due within one year	$2,975,000	$2,972,569	0.33%
	-	-	-
	$2,975,000	$2,972,569

ASC 820 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements.  Under GAAP, fair value of such securities is determined based upon a hierarchy that prioritizes the inputs to valuation techniques used to measure fair values into three broad levels.

The fair value of the Company's financial assets and liabilities reflects the Company's estimate of amounts that it would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from sources independent from the Company) and to minimize the use of unobservable inputs (the Company's assumptions about how market participants would price assets and liabilities).

The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company's assessment of the assumptions that market participants would use in pricing the asset or liability.

	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Quoted Prices in Inactive Markets for Identical Assets	Level 3: Significant Unobservable Inputs	Total at December 31, 2011

Government securities	$3,514,938	$-	$-	$3,514,938
Less: amortization premium paid	(8,733)			(8,733)
Total government securities	$3,506,205	$-	$-	$3,506,205

Certificates of deposit	$2,975,000	$-	$-	$2,975,000

Notes Receivable	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 5	NOTES RECEIVABLE

At December 31, 2011, the Company had notes receivable in the aggregate amount of $138,803 due from three employees.  The Company paid taxes on stock based compensation on the employees’ behalf during 2011, and the outstanding amounts are secured by pledged stock certificates.  The notes are due at various times during 2021 and bear interest rates between 2.80% and 3.57% per annum.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 6	INCOME TAXES

	Years Ended December 31,
Deferred tax liability:	2011	2010
Furniture, fixtures, equipment and intangibles	$37,072	$6,851
Deferred tax asset
Stock options for services	(562,163)	(420,505)
Net operating loss carryforward	(1,924,412)	(484,591)
Valuation allowance	2,449,503	905,096
Net deferred tax asset	-	-
Net deferred tax liability	$37,072	$6,851

The deferred tax liability results primarily from the use of accelerated methods of depreciation of equipment for tax purposes.

The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized. This reduction is necessary due to the use of the prior year's net operating loss carryovers and the uncertainty of the exercising of the outstanding stock options. The net change in the valuation allowance for the year ended December 31, 2011 was an increase of $1,544,407.

The components of income tax expense are as follows:

	Years Ended December 31,
Federal	2011	2010
Current	$-	$-
Deferred	-	-
	-	-

State and Local
Current	$-	$12,596
Deferred	-	-
	-	12,596

The Company's income tax expense differed from the statutory rates (federal 34% and state 10.9%) as follows:

	Years Ended December 31,
	2011	2010
Statutory rate applied to loss before income taxes:	$(1,234,599)	$(395,571)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(366,436)	(104,812)
Change in deferred tax asset valuation allowance	1,544,407	484,591
Stock based compensation	-	21,734
Non-deductible expenses	44,032	16,896
Other	12,596	(10,242)
Income Tax Expense	$-	$12,596

At December 31, 2011, the Company had U.S. federal tax net operating loss carry-forwards of $4,343,567, which will begin to expire in 2030.

The Company files income tax returns in the U.S., and the following years remain open for possible examination:  2006, 2007, 2008, 2009 and 2010.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 7	STOCKHOLDERS’ EQUITY

(A) Common Stock Issued for Services

On January 14, 2011, the Company issued 10,000 shares to an unrelated third party to provide legal services with a fair value of $20,800.  As of December 31, 2011, $20,800 was recorded as stock offering costs.

During the year ended December 31, 2011, an expense of $69,216 was recorded for shares previously granted under various employment agreements for services to be performed through January 1, 2016.  The fair value of the granted shares is being expensed over the life of the agreements. On October 21, 2011, the Company canceled and terminated unvested restricted shares and restricted stock units held by certain employees in exchange for issuing stock options. Each unvested share or unit that was forfeited and terminated was exchanged for a stock option to purchase 1.4 shares of common stock at $0.63 per share.

On October 28, 2011, the Company issued 600,000 shares of common stock to its Co-Founder, with a fair value of $378,000 on the date of grant. The shares will vest upon the earlier of the ten year anniversary of the date of grant or a change in control.  For the year ended December 31, 2011, the Company recorded $6,628 as an expense pertaining to this grant. (See Note 8, 9(A) and 10)

On December 14, 2011, the Company issued 4,250,000 shares of common stock to its Founder and Chief Executive Officer, with a fair value of $2,762,500 on the date of grant.  The shares will vest upon the earlier of the ten year anniversary of the date of grant or a change in control  For the year ended December 31, 2011, the Company recorded $12,866 as an expense pertaining to this grant. (See Note 9(A))
During the year ended December 31, 2010, 281,787 shares of previously granted common stock were fully vested and issued.  The Company recognized an expense of $13,053 for the value of services provided during 2011.

During the year ended December 31, 2010, an expense of $25,243 was recorded for shares granted under various employment agreements for services to be performed through January 1, 2013.  The fair value of the granted shares is being expensed over the life of the agreements.

On February 1, 2010, the Company entered into a one-year consulting agreement with an unrelated third party to provide legal services.  In exchange for the services provided, the Company issued 300,000 shares of the Company’s common stock with a fair value of $75,000.  During the year ended December 31, 2011, $75,000 was recorded as legal fees expense and $0 was recorded as deferred compensation.

On January 1, 2010, the Company issued 300,000 shares of the Company's common stock as part of an employment agreement with its Co-Founder.  The shares issued will vest upon the earlier of three years or upon a change in control of the Company.  As of December 31, 2011, the shares had not vested.  (See Note 9(A) and 10)

During the year ended December 31, 2010, $1,311 of deferred compensation was recognized for shares issued in 2009.

(B) Stock Options and Warrants Issued for Services and Cash

During the year ended December 31, 2011, the Company granted awards representing 2,048,955 shares to our employees for future services, which includes 348,955 options. On October 21, 2011, the Company offered to cancel and terminate unvested restricted shares and restricted stock units held by certain employees in exchange for issuing stock options to purchase shares of common stock. Each unvested share or unit that was forfeited and terminated was exchanged for a stock option to purchase 1.4 shares of common stock.  These options have a fair value of $1,210,696.  The Company recorded $321,282 for the year ended December 31, 2011 as expense pertaining to these and prior year grants.

During the year ended December 31, 2010, the Company granted 95,000 options to our employees for future services.  These options have a fair value of $23,497.  The Company recorded $49,293 for the year ended December 31, 2010 as expense pertaining to the grants in 2010 and prior.

The following tables summarize all stock options and warrants granted to employees, consultants, investors and our placement agent for the years ended December 31, 2011 and 2010, and the related changes during those years are presented below.

	Number of Options	Weighted Average Exercise Price
Stock Options
Balance at December 31, 2009	9,600,000
Granted	95,000	$0.27
Exercised	-
Forfeited	(3,450,000)
Balance at December 31, 2010	6,245,000
Granted	2,048,955	0.80
Exercised	—
Forfeited	—
Balance at December 31, 2011	8,293,955
Options Exercisable at December 31, 2011	6,110,000	$0.41
Weighted Average Fair Value of Options Granted During 2011		$0.80

Of the total options granted, 6,110,000 are fully vested, exercisable and non-forfeitable.

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at December 31, 2009	750,000
Granted	-
Exercised	-
Expired	(750,000)
Balance at December 31, 2010	—	—
Granted	2,380,000	$2.50
Exercised	(37,500)
Expired	—
Balance at December 31, 2011	2,342,500
Warrants Exercisable at December 31, 2011	2,342,500	$2.50
Weighted Average Fair Value of Warrants Granted During 2011		$2.50

The following table summarizes information about stock options and warrants for the Company as of December 31, 2011 and 2010:

2011 Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$0.00 - 0.13	4,650,000	0.97	$0.13	4,575,000	$0.13
$0.17 - 4.00	3,643,955	5.66	$0.78	1,535,000	$0.77

2010 Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2010	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2010	Weighted Average Exercise Price
$0.00 - 0.13	4,650,000	1.97	$0.13	4,500,000	$0.13
$0.17 - 1.00	1,950,000	1.78	$0.75	1,080,000	$0.81

2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$2.50	2,342,500	4.05	$2.50	2,342,500	$2.50

On August 16, 2010, the Company granted an option to purchase 25,000 shares of common stock at an exercise price of $0.35 per share. The option vested after one year of employment.  The Company has valued this option at its fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	5 years
Expected volatility:	282.30%
Risk free interest rate:	0.11%
Expected dividends:	0%

On September 13, 2010, the Company granted an option to purchase 20,000 shares of common stock at an exercise price of $0.22 per share.  10,000 shares of common stock vested after one year of employment and 10,000 shares of common stock will vest after two years of employment. The Company has valued these options at its fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	1-2 years
Expected volatility:	284.86%
Risk free interest rate:	0.17%
Expected dividends:	0%

On December 6, 2010, the Company granted an option to purchase 50,000 shares of common stock at an exercise price of $0.24 per share. 25,000 shares of common stock will vest after one year of employment and 25,000 shares of common stock will vest after two years of employment. The Company has valued this option at its fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	1-2 years
Expected volatility:	283.93%
Risk free interest rate:	1.53%
Expected dividends:	0%

On July 5, 2011, the Company granted an option to purchase 50,000 shares of common stock at an exercise price of $1.06 per share and an option to purchase 50,000 shares of common stock at an exercise price of $4.00 per share. 12,500 shares of common stock underneath each of the options will vest after one year of employment and 12,500 shares of common stock underneath each of the options will vest in equal annual installments thereafter. The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	5 years
Expected volatility:	230.40%
Risk free interest rate:	1.7%
Expected dividends:	0%

On October 4, 2011, the Company granted an option to purchase 600,000 shares of common stock at an exercise price of $0.60 per share.  The option vested one-third on the date of grant and will vest one-third on the first and second anniversaries of the date of the grant.  The Company has valued the option at its fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	10 years
Expected volatility:	197%
Risk free interest rate:	1.8%
Expected dividends:	0%

On October 4, 2011, the Company granted an option to purchase 150,000 shares of common stock at an exercise price of $0.60 per share. The option will vest in one-fourth equal annual installments beginning on the first anniversary of the date of the grant. The Company has valued the option at its fair value using the Black-Scholes option pricing method.
Expected life:	10 years
Expected volatility:	197%
Risk free interest rate:	1.8%
Expected dividends:	0%

On October 4, 2011, the Company granted an option to purchase 50,000 shares of common stock at an exercise of $3.00 per share. The option will vest in one-fourth equal annual installments beginning on the first anniversary of the date of the grant. The Company has valued the option at its fair value using the Black-Scholes option pricing method.

Expected life:	10 years
Expected volatility:	197%
Risk free interest rate:	1.8%
Expected dividends:	0%

On October 21, 2011, the Company canceled and terminated unvested restricted shares and restricted stock units held by certain employees in exchange for issuing stock options. Each unvested share or unit that was forfeited and terminated was exchanged for a stock option to purchase 1.4 shares of common stock at $0.63 per share.

In accordance with ASC 718, this transaction was treated as a modification of an award and incremental compensation cost was measured as the excess, of the fair value of the 349,726 shares issued over the fair value of the exchanged shares immediately before terms were modified, measured based on the share price.

The Company has valued the exchanged options at their fair value on October 21, 2011 using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	10 years
Expected volatility:	197.00%
Risk free interest rate:	2.23%
Expected dividends:	0%

Based on the above calculation, the Company has determined that there is additional compensation to be realized as result of this modification of $47,472 for the year ended December 31, 2011, and amortized over a ten year period.

On October 27, 2011, the Company granted an option to purchase 500,000 shares of common stock at an exercise price of $0.65 per share. The option will vest in one-fourth equal annual installments beginning on the first anniversary of the date of the grant. The Company has valued the option at its fair value using the Black-Scholes option pricing method.
Expected life:	10 years
Expected volatility:	197.8%
Risk free interest rate:	2.42%
Expected dividends:	0%

On October 27, 2011, the Company granted an option to purchase 100,000 shares of common stock at an exercise price of $0.65 per share. The option vested 50% on the date of grant and will vest 50% on the six month anniversary of the date of grant. The Company has valued the option at its fair value using the Black-Scholes option pricing method.
Expected life:	10 years
Expected volatility:	197.8%
Risk free interest rate:	2.42%
Expected dividends:	0%

On November 7, 2011, the Company granted an option to purchase 150,000 shares of common stock at an exercise price of $0.71.  The option will vest in 50% annual installments beginning on the first anniversary of the date of grant.  The Company has valued the option at its fair value using the Black-Scholes option pricing method.

Expected life:	10 years
Expected volatility:	198.3%
Risk free interest rate:	2.04%
Expected dividends:	0%

On December 9, 2011, the Company granted an option to purchase 50,000 shares of common stock at an exercise price of $0.77.  The option vests equally over a one-year period.  The Company has valued the option at its fair value using the Black-Scholes option pricing method.

Expected life:	6 years
Expected volatility:	187.50%
Risk free interest rate:	2.07%
Expected dividends:	0%

(C) Stock Split

On January 12, 2010, the Company’s Board of Directors declared a three-for-one forward stock split (effected as a stock dividend) effective to stockholders of record on January 14, 2010.  Per share and weighted average amounts have been retroactively restated in the accompanying financial statements and related notes to reflect this stock split.

(D) Common Stock Issued for Cash

On January 12, 2011, the Company issued 4,250,000 units; each unit consisted of one share of common stock and a warrant to purchase 0.5 shares of common stock (2,125,000 warrants) for a total of $8,500,000. Each warrant is exercisable on or prior to January 19, 2016 and has an exercise price of $2.50 per share. The Company collected $8,500,000, less offering expenses of $584,300.

On April 28, 2011, the Company issued 37,500 shares of common stock in connection with the exercise of stock warrants for proceeds of $93,750, less offering expenses of $5,625.

 (E) Common Stock Issued For Conversion of Debt

The Company issued 823,157 shares of common stock to settle a convertible note payable to related party and accrued interest having a fair value of $71,959. There was no gain or loss recognized upon conversion. (See Note 8)

Convertible Notes Payable - Related Party	12 Months Ended
Dec. 31, 2011
Convertible Notes Payable [Abstract]
Convertible Notes Payable - Related Party [Text Block]
NOTE 8	CONVERTIBLE NOTES PAYABLE – RELATED PARTY

On December 29, 2005, $92,648 of stockholder advances from the Company’s Co-Founder were converted into an unsecured convertible note payable, due December 31, 2008 (extended to December 31, 2011) and bearing interest at a rate of 6% per annum. The note could have been converted at the rate of $0.08 per share for each $1.00 of debt.  The cash offering price at that time was $0.08 and therefore there was no beneficial conversion feature on the note as the market price and conversion price were equivalent.  During 2006, the Co-Founder exchanged $7,300 of the note payable in full payment of a subscription receivable. On March 27, 2007, the Co-Founder converted additional debt totaling $50,000 in exchange for 600,000 shares of common stock. The fair value of the common stock was $0.08 per share based upon the terms of the convertible principal note entered into on December 29, 2005. Accordingly, no gain or loss was recognized in this transaction.

On March 1, 2007, $10,138 of a second stockholder advance from the Company’s Co-Founder was converted into an unsecured convertible note payable, due March 1, 2010 (extended to March 1, 2012) and bearing interest at a rate of 6% per annum.  The debt could have been converted at the rate of $0.10 per share for each $1.00 of debt.  There was no beneficial conversion feature recognized on the conversion.

During the year ended December 31, 2011, the remaining balance of these convertible notes of $35,348 and $10,138 in principal, respectively, and accrued interest of $26,473, was converted into 823,157 shares of common stock to settle these convertible notes. (See Note 7(E) and 10)

Commitments	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 9	COMMITMENTS

(A) Employment Agreements

As of December 31, 2011, the Company entered into employment agreements with employees for various terms through June 30, 2013 requiring a commitment of salaries and bonuses totaling $720,417.  These agreements are subject to various conditions including continued employment with the Company at the time of scheduled payment of bonuses.  The agreements also call for the employees to receive health benefits as well as various stock and option awards.

On October 27, 2011, the Company entered into a two-year employment agreement with its Chief Financial Officer (“CFO”), that will automatically be renewed for a successive one-year term. Pursuant to the employment agreement, the Company issued stock options to purchase an aggregate of 600,000 shares of common stock at an exercise price of $0.65 per share.  In addition, the employment agreement provides him with an annual base salary of $250,000 per year and an annual bonus of $100,000 per year.   In addition, if the CFO is terminated by the Company prior to a change in control or within one year following a change in control, the CFO shall receive the following:

●	If the termination occurs after the first 30 days of employment but before six months of employment, an amount equal to one month of base salary.
●	If the termination occurs on or after six months of employment but before 12 months of employment, an amount equal to three months of base salary.
●	If the termination occurs on or after 12 months of employment, an amount equal to six months of base salary.

The CFO will also receive $300 per month as a transportation allowance and $150 per month as a cellular telephone allowance.

On October 12, 2009, the Company authorized the issuance of 30,000 shares of common stock in 2010 and 2011 as compensation pursuant to the terms of an agreement, having a fair value of $3,500 subject to certain terms and vesting requirements being met during that time period.

In January and February 2009, the Company entered into various agreements with several employees whereby the Company is required to issue up to 300,000 shares of the Company’s common stock in various increments over the following two years subject to conditions including continued employment with the Company at the time of issuance.

On December 1, 2007, the Company entered into a one-year employment agreement with its Co-Founder, with the initial term of the employment agreement expiring on December 1, 2008. Pursuant to the employment agreement, the Company issued 300,000 shares of common stock and an option to purchase 3,000,000 shares of common stock. On January 1, 2010, the Company and its Co-Founder revised his employment agreement and agreed to issue 300,000 shares to him in exchange for cancellation of an option to purchase 3,000,000 shares that was previously issued and expensed on December 1, 2007.  The shares issued will vest upon the earlier of three years or upon a change in control in the Company due to reorganization, merger, consolidation, or sale of the Company.  In addition, the employment agreement provided him with annual compensation of $160,000 per year.  The agreement also called for the Co-Founder to receive health benefits, monthly membership  for a health and fitness facility as well as a complete annual physical.  In addition, upon a change in control of the Company, the Co-Founder will receive severance payments equal to the remaining amounts due under the employment agreement plus a minimum of two years base compensation, plus any prorated share of incentive compensation and stock options associated with any signing bonus, plus health benefits up to two years and up to $50,000 in job search costs.  On October 10, 2008, the Company also issued 750,000 shares of common stock having a fair value of $50,000 on the date of grant.  Beginning February 28, 2009, the Co-Founder receives $750 per month as a transportation allowance.  On October 28, 2011, the Company issued 600,000 shares of common stock to its Co-Founder having a fair value of $378,000 on the date of grant.  The shares issued will vest upon the earlier of the tenth anniversary of the date of grant or a change in control. As of December 31, 2011, the employment agreement had not been extended, however the employment relationship has continued under the same terms with an increased annual salary of $190,000, effective February 1, 2011 and $225,000 effective February 1, 2012.  For the year ended December 31, 2011, the Company authorized a $150,000 bonus to its Co-Founder.

The Company has agreed to indemnify its Co-Founder against any action or suit brought against him as a result of the performance of his job duties.

In accordance with ASC 718, the exchange of an option to purchase 3,000,000 shares for 300,000 shares was treated as a modification of an award and incremental compensation cost was measured as the excess, if any, of the fair value of the 300,000 shares issued over the fair value of the exchanged options immediately before its terms were modified, measured based on the share price and other pertinent factors at that date.

The Company has valued the exchanged options at their fair value on March 1, 2010, using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	1 year
Expected volatility:	141.34%
Risk free interest rate:	3.31%
Expected dividends:	0%

Based on the above calculation, the Company has determined that there was no additional compensation to be realized as result of this modification.

On December 13, 2006, the Company executed an employment agreement with its President and Chief Executive Officer with an initial term of the employment agreement expiring on December 1, 2007. The employment agreement was renewed for a period of one additional year through December 1, 2008, and has not been subsequently extended. As compensation for services the President and Chief Executive Officer received a salary of a salary of $210,000 in 2010 and an increased annual salary of $250,000, effective February 1, 2011 and $285,000 effective February 1, 2012. The President and Chief Executive Officer also receives health benefits, a monthly membership for a health and fitness facility as well as a complete annual physical.  For the year ended December 31, 2010, a $200,000 cash year-end bonus was also issued. For the year ended December 31, 2011, the Company also authorized a $200,000 year-end bonus. On October 28, 2011, the Company issued 4,250,000 shares of common stock having a fair value of $2,762,500 on the date of grant. The shares issued will vest upon the earlier of the tenth anniversary of the date of grant or a change in control. The Company has also agreed to indemnify its President and Chief Executive Officer against any action or suit brought against him as a result of the performance of his job duties.

(B) Consulting Agreements

On October 21, 2011, the Company entered into a three-year agreement with an unrelated third party to provide public relations services. At the end of the initial term, the agreement will automatically extend for an additional year.  In exchange for the services provided, the Company pays a fee of $29,000 during year one, and $28,000 per year during years two and three.

On April 1, 2011, the Company entered into a two-year agreement with an unrelated third party to provide transaction services. At the end of the initial term, the agreement will automatically extend for an additional year.  In exchange for the services provided, the Company pays a minimum fee of $96,000 during the initial two-year term and additional transaction fees based on the level of revenue generated by the Company.

On June 30, 2010, the Company entered into a two-year agreement with an unrelated third party to provide certain payment-related services that commenced on September 30, 2010.   In the event of early termination by the Company, the Company will pay a termination fee to the vendor based upon a formula determined by the fees generated during the term of the agreement based on the nine months prior to termination of the agreement.

On June 1, 2010, the Company entered into a two-year consulting agreement with a related party to provide consulting services.  In exchange for the services provided, the Company pays a consulting fee of $8,000 per month and a transportation allowance of $600 per month. (See Note 10)

On March 25, 2010, the Company entered into a fifteen-month agreement with an unrelated third party to provide online monitoring and transaction services.  In exchange for the services provided, the Company pays a minimum fee of $2,500 per month and additional transaction fees based on the level of usage.

On February 1, 2010, the Company entered into a one-year legal agreement with an unrelated third party to provide legal services.  In exchange for services provided, the Company issued 300,000 shares of common stock having a fair value of $75,000 based upon fair value on the date of grant. As of December 31, 2011, $75,000 was recorded as compensation expense and $0 was recorded as deferred compensation. (See Note 7(A))

(C) Operating Lease Agreements

On February 25, 2009, the Company executed a three-year non-cancelable operating lease for its corporate office space. The lease began on April 1, 2009 and expires on March 31, 2012.  Total base rent due during the term of the lease is $313,680.

On May 23, 2011, the Company executed a 46-month non-cancelable operating lease for its new corporate office space.  The lease began on June 1, 2011 and expires on March 30, 2015.  Total base rent due during the term of the lease is $973,595.  The Company can terminate the final five months of the lease with eight months' prior notice and the payment of unamortized costs.

Rent expense for years ended December 31, 2011 and 2010 was $262,177 and $125,881, respectively.

As of December 31, 2011, the Company had two operating leases for its corporate office and planned on maintaining both leases under their respective terms.

At December 31, 2011, future minimum payments under non-cancelable operating leases are as follows:

December 31, 2011

2012	$305,062
2013	284,336
2014	291,444
2015	74,373
2016	-
Thereafter	-

Total	$955,215

(D) Financial Consulting

On December 28, 2009, the Company entered into a one-year agreement with a firm to serve as the Company’s financial advisor on certain transactions. In accordance with the agreement, the firm will receive a standard fee based on a formula that includes cash and warrants in the event of a successful transaction.  No such transactions have taken place to date and no fee has been paid out.  The agreement was terminated on December 28, 2010, however a reduced fee will be paid in the event of a successful transaction on or before March 31, 2012.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 10	RELATED PARTY TRANSACTIONS

On December 1, 2007, the Company entered into a one-year employment agreement with its Co-Founder, with the initial term of the employment agreement expiring on December 1, 2008. Pursuant to the employment agreement, the Company issued 300,000 shares of common stock and an option to purchase 3,000,000 shares of common stock. On January 1, 2010, the Company and its Co-Founder revised his employment agreement and agreed to issue 300,000 shares to him in exchange for cancellation of an option to purchase 3,000,000 shares that was previously issued and expensed on December 1, 2007.  The shares issued will vest upon the earlier of three years or upon a change in control in the Company due to reorganization, merger, consolidation, or sale of the Company.  In addition, the employment agreement provided him with annual compensation of $160,000 per year.  The agreement also called for the Co-Founder to receive health benefits, monthly membership  for a health and fitness facility as well as a complete annual physical.  In addition, upon a change in control of the Company, the Co-Founder will receive severance payments equal to the remaining amounts due under the employment agreement plus a minimum of two years base compensation, plus any prorated share of incentive compensation and stock options associated with any signing bonus, plus health benefits up to two years and up to $50,000 in job search costs.  On October 10, 2008, the Company also issued 750,000 shares of common stock having a fair value of $50,000 on the date of grant.  Beginning February 28, 2009, the Co-Founder receives $750 per month as a transportation allowance.  On October 28, 2011, the Company issued 600,000 shares of common stock to its Co-Founder having a fair value of $378,000 on the date of grant.  The shares issued will vest upon the earlier of the tenth anniversary of the date of grant or a change in control. As of December 31, 2011, the employment agreement had not been extended, however the employment relationship has continued under the same terms with an increased annual salary of $190,000, effective February 1, 2011 and $225,000 effective February 1, 2012.  For the year ended December 31, 2011, the Company authorized a $150,000 bonus to its Co-Founder. (See Note 9(A))

The Company has agreed to indemnify its Co-Founder against any action or suit brought against him as a result of the performance of his job duties.  (See Note 9(A))

On December 29, 2005, $92,648 of stockholder advances from the Company’s Co-Founder were converted into an unsecured convertible note payable, due December 31, 2008 (extended to December 31, 2011) and bearing interest at a rate of 6% per annum.  The note could have been converted at the rate of $0.08 per share for each $1.00 of debt.  The cash offering price at that time was $0.08 and therefore there was no beneficial conversion feature on the note as the market price and conversion price were equivalent.  During 2006, the Co-Founder exchanged $7,300 of the note payable in full payment of a subscription receivable. On March 27, 2007, the Co-Founder converted additional debt totaling $50,000 in exchange for 600,000 shares of common stock. The fair value of the common stock was $0.08 per share based upon the terms of the convertible note entered into on December 29, 2005. Accordingly, no gain or loss was recognized in this transaction.  At December 31, 2011, the Company had a remaining principal balance due of $35,348. (See Note 8)

On March 1, 2007, $10,138 of a second stockholder advance from the Company’s Co-Founder was converted into an unsecured convertible note payable, due March 1, 2010 (extended to March 1, 2012) and bearing interest at a rate of 6% per annum.  The debt could have been converted at the rate of $0.10 per share for each $1 of debt.  There was no beneficial conversion feature recognized on the conversion.  At December 31, 2011, the Company had a remaining principal balance of $10,138. (See Note 8)

During the year ended December 31, 2011, the remaining balance of these convertible notes of $35,348 and $10,138 in principal, respectively, and accrued interest of $26,473 was converted into $823,157 shares of common stock to settle these convertible notes. (See Note 7(E) and 8)

On June 1, 2010, the Company entered into a two-year consulting agreement with a related party to provide consulting services.  In exchange for the services provided, the Company pays a consulting fee of $8,000 per month and a transportation allowance of $600 per month. (See Note 9(B))

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11	SUBSEQUENT EVENTS

On January 13, 2012, the Company authorized the issuance of 170,000 options having an exercise price of $1.00 per share. The options will vest equally over a four year period beginning on the first anniversary of the date of grant. The Company has valued these options at their fair value using the Black-Scholes option pricing method.

On January 17, 2012, the Company authorized the issuance of 35,000 options having an exercise price of $1.01 per share. The options will vest equally over a four year period beginning on the first anniversary of the date of grant. The Company has valued these options at their fair value using the Black-Scholes option pricing method.

On January 30, 2012, the Company authorized the issuance of 150,000 options having an exercise price of $1.47 per share. The options will vest equally over a four year period beginning on the first anniversary of the date of grant. The Company has valued these options at their fair value using the Black-Scholes option pricing method.

On January 30, 2012, the Company authorized the issuance of 150,000 options having an exercise price of $3.00 per share. The options will vest equally over a four year period beginning on the first anniversary of the date of grant. The Company has valued these options at their fair value using the Black-Scholes option pricing method.

In addition, the Company authorized a $604,000 cash bonus to its employees, President and Chief Executive Officer and Co-Founder.